Filed electronically with the Securities and Exchange Commission on April 29, 2011

                                                              File No. 002-21789
                                                              File No. 811-01236

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        |__|

                         Pre-Effective Amendment No. __                     |__|
                         Post-Effective Amendment No. 83                     |X|
                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                     |__|

                                Amendment No. 83                             |X|

                  DWS MARKET TRUST (formerly DWS BALANCED FUND)
                  ---------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                       345 Park Avenue, New York, NY 10154
                       -----------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: 617-295-1000

                            John Millette, Secretary
                                DWS Market Trust
                       One Beacon Street, Boston, MA 02108
                       -----------------------------------
                     (Name and Address of Agent for Service)

                                    Copy to:
                              David A. Sturms, Esq.
                                Vedder Price P.C.
                            222 North LaSalle Street
                                Chicago, IL 60601

It is proposed that this filing will become effective (check appropriate box):

|__|     Immediately upon filing pursuant to paragraph (b)
|X|      On April 29, 2011 pursuant to paragraph (b)
|__|     60 days after filing pursuant to paragraph (a)(1)
|__|     On ____________ pursuant to paragraph (a)(1)
|__|     75 days after filing pursuant to paragraph (a)(2)
|__|     On __________________ pursuant to paragraph (a)(2) of Rule 485

         If appropriate, check the following box:
|__| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 83 is being filed for the sole purpose of refiling exhibit (i)(2), the legal opinion and consent of counsel. The prospectus and statement of additional information filed in Post-Effective Amendment No. 82 relating to DWS Alternative Asset Allocation Plus Fund -- Class A, Class C, Class S and Institutional Class and DWS Lifecycle Long Range Fund -- Class S and Institutional Class, are incorporated herein by reference.

This Post-Effective Amendment is not intended to update or amend any other prospectuses or statements of additional information of the registrant's other series or classes.

                                DWS MARKET TRUST

                            PART C. OTHER INFORMATION

   Item 28.      Exhibits.
   --------      ---------

                    (a)           (1)       Amended and Restated Agreement and Declaration of Trust dated June 2, 2008.
                                            (Incorporated by reference to Post-Effective Amendment No. 73 to the
                                            Registrant's Registration Statement.)

                                  (2)       Certificate of Amendment of Declaration of Trust, dated January 12, 2011.
                                            (Incorporated by reference to Post-Effective Amendment No. 78 to the
                                            Registrant's Registration Statement.)

                    (b)                     Amended and Restated By-laws dated April 1, 2011. (Incorporated by reference to Post-Effective Amendment No. 82 to the Registrant's Registration
                                            Statement.)

                    (c)           (1)       Text of Share Certificate. (Incorporated by reference to Post-Effective
                                            Amendment No. 49 to the Registrant's Registration Statement.)

                    (c)           (2)       Redesignation of Series dated November 16, 2005. (Incorporated by reference to Post-Effective Amendment No. 59 to Registrant's Registration Statement.)

                    (c)           (3)       Redesignation of Classes of Shares of Beneficial Interest and Amended and
                                            Restated Establishment and Designation of Classes of Shares of Beneficial
                                            Interest dated May 10, 2006. (Incorporated by reference to Post-Effective
                                            Amendment No. 70 to Registrant's Registration Statement.)

                    (c)           (4)       Amended and Restated Establishment and Designation of Series and Classes of
                                            Shares of Beneficial Interest, Without Par Value, January 22, 2009.
                                            (Incorporated by reference to Post-Effective Amendment No. 75 to
                                            Registrant's Registration Statement.)

                    (c)           (5)       Amended and Restated Establishment and Designation of Series and Classes of
                                            Shares of Beneficial Interest, Without Par Value, dated January 12, 2011.
                                            (Incorporated by reference to Post-Effective Amendment No. 78 to the
                                            Registrant's Registration Statement.)

                    (d)           (1)       Amended and Restated Investment Management Agreement between the Registrant, on behalf of DWS Balanced Fund (dated May 1, 2008) and Deutsche Investment
                                            Management Americas Inc. ; and between the Registrant, on behalf of DWS
                                            Alternative Asset Allocation Plus Fund and DWS Lifecycle Long Range Fund and
                                            Deutsche Investment Management Americas Inc. (dated April 29, 2011).
                                            (Incorporated by reference to Post-Effective Amendment No. 82 to the
                                            Registrant's Registration Statement.)

                    (d)           (2)       Investment Sub-Advisory Agreement, dated April 1, 2008, on behalf of DWS
                                            Balanced Fund between Deutsche Investment Management Americas Inc. and
                                            Deutsche Asset Management International GmbH. (Incorporated by reference to
                                            Post-Effective Amendment No. 73 to the Registrant's Registration Statement.)



                                       3

                    (d)           (3)       Investment Sub-Advisory Agreement, dated August 1, 2010, on behalf of DWS
                                            Balanced Fund between Deutsche Investment Management Americas Inc. and QS
                                            Investors, LLC. (Incorporated by reference to Post-Effective Amendment No.
                                            77 to the Registrant's Registration Statement.)

                    (d)           (4)       Investment Sub-Advisory Agreement between Deutsche Investment Management
                                            Americas Inc. and QS Investors LLC, relating to DWS Alternative Asset
                                            Allocation Plus Fund and DWS Lifecycle Long Range Fund, dated August 1, 2010 and as revised April 29, 2011. (Incorporated by reference to Post-Effective
                                            Amendment No. 82 to the Registrant's Registration Statement.)

                    (d)           (5)       Sub-advisory Agreement between Deutsche Investment Management Americas Inc., in regards to DWS Lifecycle Long Range Fund, and Aberdeen Asset Management
                                            Inc., dated April 29, 2011 (to be filed by amendment).

                    (e)           (1)       Master Distribution Agreement between the Registrant and DWS Investments
                                            Distributors, Inc., dated January 13, 2010. (Incorporated by reference to
                                            Post-Effective Amendment No. 76 to the Registrant's Registration Statement.)

                                  (2)       Revised Appendix A (effective as of February 1, 2011) to Master Distribution
                                            Agreement between the Registrant and DWS Investments Distributors, Inc.,
                                            dated January 13, 2010. ((Incorporated by reference to Post-Effective
                                            Amendment No. 79 to the Registrant's Registration Statement.)

                    (g)           (1)       Master Custodian Agreement between Registrant and State Street Bank and
                                            Trust Company dated November 17, 2008. (Incorporated by reference to
                                            Post-Effective Amendment No. 73 to the Registrant's Registration Statement.)

                                  (2)       Revised Appendix A (effective March 1, 2011) to Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated November
                                            17, 2008. (Incorporated by reference to Post-Effective Amendment No. 79 to the Registrant's Registration Statement.)

                    (h)           (1)       Agency Agreement between Registrant and DWS Scudder Investments Service
                                            Company, dated April 1, 2007. (Incorporated by reference to Post-Effective
                                            Amendment No. 75 to Registrant's Registration Statement.)

                    (h)           (2)       Administrative Services Agreement between the Registrant, on behalf of DWS
                                            Balanced Fund (dated October 1, 2008) and Deutsche Investment Management
                                            Americas Inc. ; and between the Registrant, on behalf of DWS Alternative
                                            Asset Allocation Plus Fund and DWS Lifecycle Long Range Fund and Deutsche
                                            Investment Management Americas Inc. (dated April 29, 2011). (Incorporated by reference to Post-Effective Amendment No. 82 to the Registrant's
                                            Registration Statement.)

                    (h)           (3)       Letter of Indemnity to the Scudder Funds dated September 10, 2004.
                                            (Incorporated by reference to Post-Effective Amendment No. 63 to the
                                            Registrant's Registration Statement.)

                    (h)           (4)       Letter of Indemnity to the Scudder Funds dated September 10, 2004.
                                            (Incorporated by reference to Post-Effective Amendment No. 63 to the
                                            Registrant's Registration Statement.)



                                       4

                    (h)           (5)       Letter of Indemnity to the Independent Trustees dated September 10, 2004.
                                            (Incorporated by reference to Post-Effective Amendment No. 63 to the
                                            Registrant's Registration Statement.)

                    (h)           (6)       Form of Mutual Fund Rule 22c-2 Information Sharing Agreement between DWS
                                            Investments Distributors, Inc. and certain financial intermediaries.
                                            (Incorporated by reference to Post-Effective Amendment No. 82 to the
                                            Registrant's Registration Statement.)

                    (h)           (7)       Form of Expense Limitation Agreement between the Fund and Deutsche
                                            Investment Management Americas Inc. (Incorporated by reference to
                                            Post-Effective Amendment No. 82 to the Registrant's Registration Statement.)

                    (h)           (8)       Amended and Restated Shareholder Services Agreement for Class A, Class B,
                                            Class C, and Class R shares between the Registrant and DWS Investments
                                            Distributors, Inc. dated April 5, 2002, and as revised April 29, 2011.
                                            (Incorporated by reference to Post-Effective Amendment No. 82 to the
                                            Registrant's Registration Statement.)

                    (i)           (1)       Legal Opinion and Consent of Counsel incorporated by reference to
                                            Post-Effective Amendment No. 65 to the Registrant's Registration Statement.

                    (i)           (2)       Legal Opinion and Consent of Counsel. (Filed herein.)

                    (j)           (1)       Consent of Independent Registered Public Accounting Firm. (Incorporated by
                                            reference to Post-Effective Amendment No. 82 to the Registrant's
                                            Registration Statement.)

                    (j)           (2)       Form of Tax Opinion of Vedder Price, P.C. for DWS Alternative Asset
                                            Allocation Plus Fund. (Incorporated by reference to Post-Effective Amendment
                                            No. 82 to the Registrant's Registration Statement.)

                    (j)           (3)       Form of Tax Opinion of Vedder Price, P.C. for DWS Lifecycle Long Range Fund.
                                            (Incorporated by reference to Post-Effective Amendment No. 82 to the
                                            Registrant's Registration Statement.)

                    (k)                     Inapplicable.

                    (l)                     Inapplicable.

                    (m)           (1)       Rule 12b-1 Plan between Scudder Total Return Fund (Class A Shares) and
                                            Scudder Distributors, Inc. dated July 1, 2001. (Incorporated by reference to
                                            Post-Effective Amendment No. 58 to Registrant's Registration Statement.)

                    (m)           (2)       Amended and Restated Rule 12b-1 Plan between Scudder Total Return Fund
                                            (Class C Shares) and Scudder Distributors, Inc. dated July 1, 2001.
                                            (Incorporated by reference to Post-Effective Amendment No. 58 to
                                            Registrant's Registration Statement.)

                    (m)           (3)       Shareholder Services Agreement for Class A, Class B and Class C dated
                                            April 5, 2002 between Scudder Total Return Fund and Scudder Distributors,
                                            Inc.  (Incorporated by reference to Post-Effective Amendment No. 59 to the
                                            Registrant's Registration Statement.)



                                       5

                    (m)           (4)       Amended and Restated Rule 12b-1 Plan between Scudder Total Return Fund
                                            (Class B shares) and Scudder Distributors, Inc. dated October 1, 2004.
                                            (Incorporated by reference to Post-Effective Amendment No. 65 to
                                            Registrant's Registration Statement.)

                    (m)           (5)       Rule 12b-1 Plan between DWS Alternative Asset Allocation Plus Fund (Class A shares) and DWS Investments Distributors, Inc., dated April 29, 2011.
                                            (Incorporated by reference to Post-Effective Amendment No. 82 to the
                                            Registrant's Registration Statement.)

                    (m)           (6)       Rule 12b-1 Plan between DWS Alternative Asset Allocation Plus Fund (Class C shares) and DWS Investments Distributors, Inc., dated April 29, 2011.
                                            (Incorporated by reference to Post-Effective Amendment No. 82 to the
                                            Registrant's Registration Statement.)

                    (m)           (7)       Rule 12b-1 Plan between DWS Alternative Asset Allocation Plus Fund (Class R shares) and DWS Investments Distributors, Inc., (to be filed by amendment).

                    (n)           (1)       Amended and Restated Multi-Distribution System Plan (Rule 18f-3 Plan),
                                            dated, April 29, 2011. (Incorporated by reference to Post-Effective
                                            Amendment No. 82 to the Registrant's Registration Statement.)

                    (p)           (1)       Deutsche Asset Management - U.S. Code of Ethics, dated January 22, 2010.
                                            (Incorporated by reference to Post-Effective Amendment No. 763 to the
                                            Registrant's Registration Statement.)

                    (p)           (2)       Consolidated Fund Code of Ethics (All Funds). (Incorporated by reference to
                                            Post-Effective Amendment No. 70 to Registrant's Registration Statement.)

                    (p)           (3)       Code of Ethics for Deutsche Asset Management International GmbH.
                                            (Incorporated by reference to Post-Effective Amendment No. 72 to
                                            Registrant's Registration Statement.)

                    (p)           (4)       Code of Ethics for QS Investors, LLC. (Incorporated by reference to
                                            Post-Effective Amendment No. 82 to the Registrant's Registration Statement.)

Item 29.          Persons Controlled by or under Common Control with Fund.
--------          --------------------------------------------------------

                  None

Item 30.          Indemnification.
--------          ----------------

                  Article VIII of the Registrant's Amended and Restated Declaration of Trust (Exhibit (a)(1) hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Amended and Restated Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                  Each of the trustees who is not an "interested person" (as defined under the Investment Company Act of 1940) of Registrant (a "Non-interested Trustee") has entered into an indemnification agreement with Registrant, which agreement provides that the Registrant shall indemnify the Non-interested Trustee against certain liabilities which such Trustee may incur while acting in the capacity as a trustee, officer or employee of the Registrant to the fullest extent permitted by law, now or in the future, and requires indemnification and advancement of expenses unless prohibited by law. The indemnification agreement cannot be altered without the consent of the Non-interested Trustee and is not affected by amendment of the Agreement and Declaration of Trust. In addition, the indemnification agreement adopts certain presumptions and procedures which may make the process of indemnification and advancement of expenses more timely, efficient and certain. In accordance with Section 17(h) of the Investment Company Act of 1940, the indemnification agreement does not protect a Non-interested Trustee against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                  The Registrant has purchased insurance policies insuring its officers and trustees against certain liabilities which such officers and trustees may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and trustees by way of indemnification against such liabilities, subject to certain deductibles.

                  On April 5, 2002, Zurich Scudder Investments, Inc. ("Scudder"), the investment adviser, now known as Deutsche Investment Management Americas Inc., was acquired by Deutsche Bank AG, not including certain U.K. Operations (the "Transaction"). In connection with the Trustees' evaluation of the Transaction, Deutsche Bank agreed to indemnify, defend and hold harmless Registrant and the trustees who were not "interested persons" of Scudder, Deutsche Bank or Registrant (the "Non-interested Trustees") for and against any liability and claims and expenses based upon or arising from, whether in whole or in part, or directly or indirectly, any untrue statement or alleged untrue statement of a material fact made to the Independent Trustees by Deutsche Bank in connection with the Non-interested Trustees' consideration of the Transaction, or any omission or alleged omission of a material fact necessary in order to make statements made, in light of the circumstances under which they were made, not misleading.

                  Deutsche Investment Management Americas Inc. ("DIMA"), the investment advisor, has agreed, subject to applicable law and regulation, to indemnify and hold harmless the Registrant against any loss, damage, liability and expense, including, without limitation, the advancement and payment, as incurred, of reasonable fees and expenses of counsel (including counsel to the Registrant and counsel to the Non-interested Trustees) and consultants, whether retained by the Registrant or the Non-interested Trustees, and other customary costs and expenses incurred by the Registrant in connection with any litigation or regulatory action related to possible improper market timing or other improper trading activity or possible improper marketing and sales activity in the Registrant ("Private Litigation and Enforcement Actions"). In the event that this indemnification is unavailable to the Registrant for any reason, then DIMA has agreed to contribute to the amount paid or payable by the Registrant as a result of any loss, damage, liability or expense in such proportion as is appropriate to reflect the relative fault of DIMA and the Registrant with respect to the matters which resulted in such loss, damage, liability or expense, as well as any other relevant equitable considerations; provided, however, if no final determination is made in such action or proceeding as to the relative fault of DIMA and the Registrant, then DIMA shall pay the entire amount of such loss, damage, liability or expense.

                  In recognition of its undertaking to indemnify the Registrant, DIMA has also agreed, subject to applicable law and regulation, to indemnify and hold harmless each of the Non-interested Trustees against any and all loss, damage, liability and expense, including without limitation the advancement and payment as incurred of reasonable fees and expenses of counsel and consultants, and other customary costs and expenses incurred by the Non-interested Trustees, arising from the Private Litigation and Enforcement, including without limitation:

                  1. all reasonable legal and other expenses incurred by the Non-interested Trustees in connection with the Private Litigation and Enforcement Actions, and any actions that may be threatened or commenced in the future by any person (including any governmental authority), arising from or similar to the matters alleged in the Private Litigation and Enforcement Actions, including without limitation expenses related to the defense of, service as a witness in, or monitoring of such proceedings or actions;

                  2. all liabilities and expenses incurred by any Non-interested Trustee in connection with any judgment resulting from, or settlement of, any such proceeding, action or matter;

                  3. any loss or expense incurred by any Non-interested Trustee as a result of the denial of, or dispute about, any insurance claim under, or actual or purported rescission or termination of, any policy of insurance arranged by DIMA (or by a representative of DIMA acting as such, acting as a representative of the Registrant or of the Non-interested Trustees or acting otherwise) for the benefit of the Non-interested Trustee, to the extent that such denial, dispute or rescission is based in whole or in part upon any alleged misrepresentation made in the application for such policy or any other alleged improper conduct on the part of DIMA, any of its corporate affiliates, or any of their directors, officers or employees;

                  4. any loss or expense incurred by any Non-interested Trustee, whether or not such loss or expense is otherwise covered under the terms of a policy of insurance, but for which the Non-interested Trustee is unable to obtain advancement of expenses or indemnification under that policy of insurance, due to the exhaustion of policy limits which is due in whole or in part to DIMA or any affiliate thereof having received advancement of expenses or indemnification under that policy for or with respect to a matter which is the subject of the indemnification agreement; provided, however, the total amount which DIMA will be obligated to pay under this provision for all loss or expense, will not exceed the amount that DIMA and any of its affiliate actually receive under that policy or insurance for or with respect to a matter which is the subject of the indemnification agreement; and

                  5. all liabilities and expenses incurred by any Non-interested Trustee in connection with any proceeding or action to enforce his or her rights under the agreement, unless DIMA prevails on the merits of any such dispute in a final, nonappealable court order.

                  DIMA is not required to pay costs or expenses or provide indemnification to or for any individual Non-interested Trustee (i) with respect to any particular proceeding or action as to which the Board of the Registrant has determined that such Non-interested Trustee ultimately will not be entitled to indemnification with respect thereto, or (ii) for any liability of the Non-interested Trustee to the Registrant or its shareholders to which such Non-interested Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Non-interested Trustee's duties as a Trustee of the Registrant as determined in a final adjudication in such proceeding or action. In addition, to the extent that DeAM has paid costs or expenses under the agreement to any individual Non-interested Trustee with respect to a particular proceeding or action, and there is a final adjudication in such proceeding or action of the Non-interested Trustee's liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Non-interested Trustee's duties as a Trustee of the Registrant, such Non-interested Trustee has undertaken to repay such costs or expenses to DIMA.




Item 31.          Business and Other Connections of Investment Advisor
--------          ----------------------------------------------------

                  During the last two fiscal years, no director or officer of Deutsche Investment Management Americas Inc., the investment advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Item 32.          Principal Underwriters
--------          ----------------------

                  (a)

                  DWS Investments Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter for registered open-end management investment companies and other funds managed by Deutsche Investment Management Americas Inc.

                  (b)

                  Information on the officers and directors of DWS Investments Distributors, Inc., principal underwriter for the Registrant, is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

                      (1)                                 (2)                                (3)
          DWS Investments
          Distributors, Inc.
          Name and Principal             Positions and Offices with                     Positions and
          Business Address               DWS Investments Distributors, Inc.         Offices with Registrant
          ----------------               ----------------------------------         -----------------------

          Michael J. Woods               Director, Chairman of the Board, CEO     None
          100 Plaza One                  and President
          Jersey City, NJ 07311

          Alban Miranda                  Director and Chief Operating Officer     None
          345 Park Avenue
          New York, NY 10154

          Robert Kendall                 Director                                 None
          222 South Riverside Plaza
          Chicago, IL 60606

          Cliff Goldstein                Chief Financial Officer and Treasurer    None
          100 Plaza One
          Jersey City, NJ 07311

          Paul Schubert                  Vice President                           Chief Financial Officer
          100 Plaza One                                                           and Treasurer
          Jersey City, NJ 07311

          Donna White                    Chief Compliance Officer                 None
          60 Wall Street
          New York, NY 10005

          Caroline Pearson               Secretary                                Chief Legal Officer
          One Beacon Street
          Boston, MA 02108

          Philip J. Collora              Assistant Secretary                      None
          222 South Riverside Plaza
          Chicago, IL 60606

          Anjie LaRocca                  Assistant Secretary                      None
          60 Wall Street
          New York, NY 10005

         (c)      Not applicable

Item 33.          Location of Accounts and Records.
--------          ---------------------------------

         Accounts, books and other documents are maintained at the offices of the Registrant, the offices of Registrant's investment adviser, Deutsche Investment Management Americas Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, at the offices of the Registrant's principal underwriter, DWS Investments Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606 or, in the case of records concerning custodial functions, at the offices of the custodian, State Street Bank and Trust Company ("State Street"), Lafayette Corporate Center, 2 Avenue De Lafayette, Boston, MA 02111 or, in the case of records concerning transfer agency functions, at the offices of State Street and of the shareholder service agent, DWS Investments Service Company, 210 West 10th Street, Kansas City, Missouri 64105, or at the offices of DST Systems, Inc., 333 West 11th Street, Kansas City, Missouri 64105, the sub-transfer agent for the Registrant.

Item 34.          Management Services.
--------          --------------------

                  Inapplicable.

Item 35.          Undertakings.
--------          -------------

                  Inapplicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 29th day of April 2011.

                                                 DWS MARKET TRUST

                                                  By:  /s/Michael G. Clark
                                                       ---------------------
                                                      Michael G. Clark*

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

 SIGNATURE                                  TITLE                                        DATE

 /s/Michael G. Clark
 -------------------------------------
 Michael G. Clark*                          President                                    April 29, 2011

 /s/Paul H. Schubert
 -------------------------------------
 Paul H. Schubert                           Chief Financial Officer and Treasurer        April 29, 2011

 /s/John W. Ballantine
 -------------------------------------
 John W. Ballantine*                        Trustee                                      April 29, 2011

 /s/Henry P. Becton, Jr.
 -------------------------------------
 Henry P. Becton, Jr.*                      Trustee                                      April 29, 2011

  /s/Dawn-Marie Driscoll
 -------------------------------------
 Dawn-Marie Driscoll*                       Trustee                                      April 29, 2011

 /s/Keith R. Fox
 -------------------------------------
 Keith R. Fox*                              Trustee                                      April 29, 2011

 /s/Paul K. Freeman
 -------------------------------------
 Paul K. Freeman*                           Chairperson and Trustee                      April 29, 2011

 /s/Kenneth C. Froewiss
 -------------------------------------
 Kenneth C. Froewiss*                       Trustee                                      April 29, 2011

 /s/Richard J. Herring
 -------------------------------------
 Richard J. Herring*                        Trustee                                      April 29, 2011

 /s/William McClayton
 -------------------------------------
 William McClayton*                         Trustee                                      April 29, 2011

 /s/Rebecca W. Rimel
 -------------------------------------
 Rebecca W. Rimel*                          Trustee                                      April 29, 2011

 /s/William N. Searcy, Jr.
 -------------------------------------
 William N. Searcy, Jr.*                    Trustee                                      April 29, 2011

 /s/Jean Gleason Stromberg
 -------------------------------------
 Jean Gleason Stromberg*                    Trustee                                      April 29, 2011

 /s/Robert H. Wadsworth
 -------------------------------------
 Robert H. Wadsworth*                       Trustee                                      April 29, 2011

*By:     /s/Caroline Pearson
         ------------------------------
         Caroline Pearson **
         Chief Legal Officer

** Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post Effective Amendment No. 73 to the Registration Statement filed on December 31, 2008.

                                                              File No. 002-21789
                                                              File No. 811-01236


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                        POST- EFFECTIVE AMENDMENT NO. 83
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 83

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                                DWS MARKET TRUST

                                DWS MARKET TRUST

                                  EXHIBIT INDEX

                                     (i)(2)